Stockholders' Deficit - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) (10K)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Stock Options - Shares | shares	24,596,000
Outstanding Stock Options - Weighted-Average Remaining Contractual Life (years)	8 years 11 months 16 days
Outstanding Stock Options - Weighted-Average Exercise Price	$ 0.17
Exercisable Stock Options - Shares | shares	4,206,000
Exercisable Stock Options - Weighted-Average Exercise Price	$ 0.87
Exercise Price One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices - Minimum	0.00
Range of Exercise Prices - Maximum	$ 9.00
Outstanding Stock Options - Shares | shares	24,547,000
Outstanding Stock Options - Weighted-Average Remaining Contractual Life (years)	8 years 11 months 19 days
Outstanding Stock Options - Weighted-Average Exercise Price	$ 0.06
Exercisable Stock Options - Shares | shares	4,157,000
Exercisable Stock Options - Weighted-Average Exercise Price	$ 0.23
Exercise Price Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices - Minimum	9.25
Range of Exercise Prices - Maximum	$ 15.00
Outstanding Stock Options - Shares | shares	33,000
Outstanding Stock Options - Weighted-Average Remaining Contractual Life (years)	7 years 1 month 17 days
Outstanding Stock Options - Weighted-Average Exercise Price	$ 10.13
Exercisable Stock Options - Shares | shares	33,000
Exercisable Stock Options - Weighted-Average Exercise Price	$ 10.13
Exercise Price Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices - Minimum	17.00
Range of Exercise Prices - Maximum	$ 49.75
Outstanding Stock Options - Shares | shares	2,000
Outstanding Stock Options - Weighted-Average Remaining Contractual Life (years)	7 years 3 months 18 days
Outstanding Stock Options - Weighted-Average Exercise Price	$ 41.13
Exercisable Stock Options - Shares | shares	2,000
Exercisable Stock Options - Weighted-Average Exercise Price	$ 41.13
Exercise Price Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices - Minimum	73.13
Range of Exercise Prices - Maximum	$ 143.75
Outstanding Stock Options - Shares | shares	11,000
Outstanding Stock Options - Weighted-Average Remaining Contractual Life (years)	5 years 2 months 1 day
Outstanding Stock Options - Weighted-Average Exercise Price	$ 142.71
Exercisable Stock Options - Shares | shares	11,000
Exercisable Stock Options - Weighted-Average Exercise Price	$ 142.71
Exercise Price Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices - Maximum	$ 143.75
Outstanding Stock Options - Shares | shares	3,000
Outstanding Stock Options - Weighted-Average Remaining Contractual Life (years)	4 years 10 months 17 days
Outstanding Stock Options - Weighted-Average Exercise Price	$ 233.04
Exercisable Stock Options - Shares | shares	3,000
Exercisable Stock Options - Weighted-Average Exercise Price	$ 233.04
Vested Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Stock Options - Shares | shares	4,206
Outstanding Stock Options - Weighted-Average Remaining Contractual Life (years)	8 years 10 months 10 days
Outstanding Stock Options - Weighted-Average Exercise Price	$ 0.87